Fair Value Measurements (Details) - Schedule of regarding Level 3 fair value measurements - $ / shares		1 Months Ended	6 Months Ended	12 Months Ended
	Sep. 08, 2020	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of regarding Level 3 fair value measurements [Abstract]
Risk-free interest rate	0.34%	0.33%	0.53%	0.45%
Expected term (years)	5 years 7 months 6 days	5 years 6 months	5 years 3 months 29 days	5 years 4 months 24 days
Expected volatility	25.00%	25.00%	62.00%	55.60%	45.00%
Exercise price	$ 11.50	$ 11.50		$ 11.50
Stock Price	$ 9.91	$ 10.019		$ 15.55